Valuation adjustments	12 Months Ended
Dec. 31, 2020
Valuation adjustments
Valuation adjustments

28.  Valuation adjustments

The balance of Valuation adjustments include the amounts, net of the related deferred income tax effect, of the adjustments to assets and liabilities recognized temporarily in consolidated total equity through other comprehensive income. The amounts arising from subsidiaries are presented, on a line-by-line basis, in the appropriate items according to their nature.

It should be noted that the consolidated statement of comprehensive income presents items separately according to their nature, grouping together those, which pursuant to the applicable IFRS, will not be subsequently reclassified to the consolidated income statement when the requirements established by the related IFRS are met.

Respect to items that may be reclassified to the consolidated income statement, the consolidated statement of comprehensive income includes changes in Valuation adjustments as follows:

a)   Financial assets at fair value through other comprehensive income

Valuation adjustments – Financial assets at fair value through other comprehensive income include the net amount of unrealized gains or losses in the valuation of financial assets at fair value through other comprehensive income (see Notes 8 and 9).

The breakdown by type of financial instrument of Valuation adjustments – Financial assets at fair value through other comprehensive income at December 31, 2019 and 2020 are as follows:

	12/31/2019				12/31/2020
			Net				Net
			Valuation				Valuation
	Valuation	Valuation	Gains/	Fair	Valuation	Valuation	Gains/	Fair
	Gains	Losses	(Losses)	Value	Gains	Losses	(Losses)	Value

Debt instruments	4,266	(158)	4,108	233,463	5,944	(2,384)	3,560	355,321
Loans and advances to customers	—	—	—	2,875	—	—	—	—
Equity instruments	111	(4)	107	642	170	(44)	126	768

A summary of changes in the cumulative valuation adjustments recorded to Financial assets at fair value through other comprehensive income is as follows:

	Debt	Equity
	Instruments	Instruments	Total

Balance at January 1, 2019	(675)	(20)	(695)
Valuation adjustments	4,108	107	4,215
Amounts reclassified to consolidated income statement	(189)	—	(189)
Allowance for impairment losses	—	—	—
Income taxes	(980)	(32)	(1,012)
Balance at December 31, 2019	2,264	55	2,319
Valuation adjustments	3,560	126	3,686
Amounts reclassified to consolidated income statement	(843)	—	(843)
Income taxes	(1,056)	(33)	(1,089)
Balance at December 31, 2020	3,925	148	4,073

b)   Cash flow hedges

Valuation adjustments – Cash flow hedges include the gains or losses attributable to hedging financial derivative instruments that qualify as effective hedges. These amounts will remain under this heading until they are reclassified in the consolidated income statement in the periods in which the hedged items affect the consolidated income statement (see Note 12).

The breakdown of the accumulated gain or loss on the effective portion of the hedging to the cumulative valuation adjustment for cash flow hedges is presented as follows:

	2019	2020

Accumulated (loss)/gain on cash flow hedges	(293)	(556)
Accumulated gain related to discontinued cash flow hedges (Note 12)	17	(13)
Balance at December 31,	(276)	(569)